LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Liquidity and Capital Management [Abstract]
Disclosure of contractual obligations
The table below presents the partnership’s contractual obligations as of December 31, 2021:

(US$ Millions)		Payments due by period
Dec. 31, 2021	Total	< 1 Year	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations(1)	$52,570	$13,975	$8,043	$11,573	$5,626	$6,565	$6,788
Capital securities	3,085	61	999	564	—	546	915
Lease obligations	3,414	72	44	44	44	43	3,167
Commitments(2)	1,144	963	166	13	2	—	—

Interest expense(3):
Debt obligations	6,392	1,751	1,489	1,098	756	494	804
Capital securities	722	162	149	151	112	115	33
Interest rate swaps	60	35	25	—	—	—	—
(1)Debt obligations excludes deferred financing costs of $249 million.
(2)Primarily consists of construction commitments on commercial developments.
(3)Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.